Statutory Reserve - Schedule of Statutory Reserve (Details) - Statutory Reserve [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Statutory Reserve [Line Items]
Balance beginning	$ 1,538,443	$ 1,537,228
Appropriation to statutory reserve		1,215
Balance ending	$ 1,538,443	$ 1,538,443